Investment in Term Loans - Additional Information (Detail) (USD $)	1 Months Ended			1 Months Ended
	Jul. 31, 2010 SecurityLoan Vessel	Dec. 31, 2013	Mar. 21, 2014 Fair Value Asset/(Liability) [Member] Collateral [Member]	May 31, 2014 Tanker Investments Ltd [Member] Subsidiary	May 31, 2014 Tanker Investments Ltd [Member] Subsidiary One [Member] Vessel	May 31, 2014 Tanker Investments Ltd [Member] Subsidiary Two [Member] Vessel
Net Investment Income [Line Items]
Total amount of the term loan including costs of acquisition	$ 115,600,000
Number of term loans invested	2
Number of 2010-built VLCC collateralized for loans	2
Term loan, collateral amount		$ 136,061,000	$ 144,000,000
Number of subsidiaries sold				2
Number of vessels sold					1	1